BORROWINGS	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
BORROWINGS
10.	BORROWINGS

(i)	Senior secured term loan

The movement in the senior secured term loan in the six months ended June 30, 2025 was as follows:

	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(72,391)	(40,109)
Cash drawdown	(6,000)	(30,500)
Loan origination costs	299	325
Derivative financial asset at date of issue	-	(28)
Accretion interest	(1,373)	(2,355)
Payment-in-kind (PIK) Interest	(5,320)	(3,291)
EIR Catch up adjustment	1,142	3,567

Balance at end of period	(83,643)	(72,391)

The Company has entered into further amendments to its senior secured term loan credit agreement with its principal lender, Perceptive Advisors (“Perceptive”), to access additional funding and enhance its financial position.

On February 27, 2025, the Company entered into a fourth amendment to the credit agreement, pursuant to which Perceptive provided an additional US$4.0 million in term loan funding. This funding will be used for general corporate purposes, including the further development of our CGM offering.

On May 14, 2025, the Company entered into a fifth amendment to the credit agreement, which provided for a further US$2.0 million in term loan funding, extended the maturity date of the Term Loan from January 2026 to July 27, 2026, and confirmed that interest payments for the months of April, May, and June 2025 would be paid-in-kind. This funding is also intended to support general corporate purposes and continued investment in the Company’s CGM and biosensor development programs.

There are two other balances related to the term loan which are: a) a derivative financial asset and b) a derivative financial liability. The movement in the derivative financial asset in the six months ended June 30, 2025 was as follows:

US$000
Balance at January 1, 2025	166
Event driven movement in derivative financial asset	-
Fair value adjustments in the period	(99)
Non-current asset at June 30, 2025	67

(i)	Senior secured term loan (continued)

The movement in the derivative financial liability in the six months ended June 30, 2025 was as follows:

US$000
Balance at January 1, 2025	(1,658)
Event driven movement in derivative financial liability	-
Fair value adjustments in the period	544
Non-current liability at June 30, 2025	(1,114)

The fair value of the derivative financial asset is estimated at US$67,000 at June 30, 2025 and represents the value to the Company of being able to repay the term loan early and potentially refinance at a lower interest rate. The fair value of the derivative financial liability is estimated at US$1,114,000 at June 30, 2025 and represents the fair value of the warrants issued to Perceptive.

The fair value remeasurement for these two derivative financial balances resulted in net financial income of US$445,000 million being recognized in the Income Statement in the six-month period ended June 30, 2025.

(ii)	7-year convertible note

The movement in the 7-year convertible note in the six months ended June 30, 2025 was as follows:

	Six-month period ended June 30, 2025 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(15,401)	(14,542)
Accretion interest	(456)	(859)
Balance at end of period	(15,857)	(15,401)

In May 2022, the Company announced a US$45.2 million investment from MiCo IVD Holdings, LLC. The investment consisted of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive Nasdaq trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.

The convertible note is accounted for as a compound financial instrument containing both an equity and liability element. The debt component is accounted for at amortized cost in accordance with IFRS 9. At June 30, 2025, the carrying value of the convertible note’s debt component was US$15. million and accretion interest of US$0.5 million has been recognized as a financial expense in the six-months ended June 30, 2025. The equity component of the convertible note is US$6.7 million and has been recorded in the equity section of the statement of financial position as equity. There is no remeasurement of the equity element following initial recognition.

(iii)	Exchangeable Notes

The balances of the exchangeable notes in the six months ended June 30, 2024 were as follows:

	Six-month period ended June 30, 2025 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(210)	(210)

Balance at end of period	(210)	(210)

In 2022, the Company retired approximately 99.7% of the exchangeable notes as part of a debt re-financing. The carrying value of the exchangeable notes at June 30, 2025 is US$210,000 (which is the same as the nominal value) and this is shown within Current Liabilities as it is management’s intention to repay the remaining notes within the next twelve months.